                               VARIABLE ACCOUNT C
                       OF MONARCH LIFE INSURANCE COMPANY

                                  ANNUAL REPORT
                                DECEMBER 31, 2001

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.




[MONARCH LIFE COMPANY LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policy holders of Variable Account C of Monarch Life Insurance Company:


In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account C of Monarch Life Insurance Company at December 31, 2001 and 2000, and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 21, 2002

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001

ASSETS                                                              COST                     SHARES                 MARKET VALUE
------                                                          -------------               ---------               ------------
Investments in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                        $   5,959,799               5,959,799               $  5,959,799
  Investment Grade Bond Portfolio                                   1,855,396                 147,288                  1,902,959
  Equity-Income Portfolio                                          11,118,570                 463,371                 10,541,683
  Growth Portfolio                                                 28,017,653                 706,088                 23,731,618
  Asset Manager Portfolio                                           2,370,144                 167,570                  2,431,446
  High Income Portfolio                                             1,191,411                 186,792                  1,197,334
  Overseas Portfolio                                                3,515,272                 255,077                  3,540,469
                                                                -------------                                       ------------
Total Invested Assets                                           $  54,028,245                                         49,305,308
                                                                =============
Pending Trades                                                                                                             4,033
                                                                                                                    ------------
  Total Assets                                                                                                        49,309,341
                                                                                                                    ------------
LIABILITIES

  Payable to Monarch Life Insurance Company                                                                               92,142
                                                                                                                    ------------
  Total Liabilities                                                                                                       92,142
                                                                                                                    ------------
  Net Assets                                                                                                        $ 49,217,199
                                                                                                                    ============




   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2000

ASSETS                                                              COST             SHARES      MARKET VALUE
                                                                 -----------       ---------     ------------
Investments in Variable Insurance Products Fund and Fund II,
at Market Value (Note 2):
  Money Market Portfolio                                         $ 5,479,594       5,479,594     $ 5,479,594
  Investment Grade Bond Portfolio                                  1,073,550          87,922       1,106,942
  Equity-Income Portfolio                                         10,678,424         445,080      11,358,433
  Growth Portfolio                                                35,659,679         715,865      31,247,524
  Asset Manager Portfolio                                          3,250,468         196,542       3,144,665
  High Income Portfolio                                            1,941,283         177,620       1,452,932
  Overseas Portfolio                                               6,074,570         275,383       5,504,916
                                                                 -----------                     -----------
Total Invested Assets                                            $64,157,568                      59,295,006
                                                                 ===========

Pending Trades                                                                                         1,617
                                                                                                 -----------
  Total Assets                                                                                    59,296,623
                                                                                                 -----------
LIABILITIES

  Payable to Monarch Life Insurance Company                                                          144,209
                                                                                                 -----------
  Total Liabilities                                                                                  144,209
                                                                                                 -----------
  Net Assets                                                                                     $59,152,414
                                                                                                 ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                     TOTALS - ALL DIVISIONS
                                                        ------------------------------------------------
                                                            2001              2000              1999
                                                        ------------      ------------      ------------
Investment Income:
  Dividends (Note 2)                                    $  4,084,820      $  6,726,592      $  4,911,401
Expenses:
  Risk Charges and Administrative Expenses (Note 4)         (523,170)         (654,809)         (632,190)
                                                        ------------      ------------      ------------
   Net Investment Income                                   3,561,650         6,071,783         4,279,211
                                                        ------------      ------------      ------------
Net Realized Gains (Losses)                              (11,505,408)          902,408         5,960,836
Net Unrealized Gains (Losses)                                139,624       (12,706,553)        2,533,790
                                                        ------------      ------------      ------------
  Net Realized and Unrealized Gains (Losses)             (11,365,784)      (11,804,145)        8,494,626
                                                        ------------      ------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                               (7,804,134)       (5,732,362)       12,773,837
                                                        ------------      ------------      ------------
Transfers of Net Premiums                                         --                --            11,800
Transfers Due to Deaths                                     (221,796)         (490,351)          (66,910)
Transfers Due to Terminations                             (1,395,797)       (2,444,649)       (3,828,844)
Transfers Due to Policy Loans                               (207,489)         (808,300)          (14,569)
Transfers of Cost of Insurance                              (162,662)         (159,994)         (171,950)
Transfers of Loan Processing Charges                        (143,337)         (130,938)         (122,522)
Transfers Among Investment Divisions                              --                --                --
                                                        ------------      ------------      ------------
Net Decrease in Net Assets
  Resulting from Principal Transactions                   (2,131,081)       (4,034,232)       (4,192,995)
                                                        ------------      ------------      ------------
Total Increase (Decrease) in Net Assets                   (9,935,215)       (9,766,594)        8,580,842
Net Assets - Beginning of Year                            59,152,414        68,919,008        60,338,166
                                                        ------------      ------------      ------------
Net Assets - End of Year                                $ 49,217,199      $ 59,152,414      $ 68,919,008
                                                        ============      ============      ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                            INVESTMENT
                                                                              MONEY            GRADE           EQUITY-
                                                                             MARKET            BOND            INCOME
                                                              TOTAL         DIVISION         DIVISION         DIVISION
                                                          ------------    ------------     ------------     ------------
Investment Income:
  Dividends (Note 2)                                      $  4,084,820    $    253,097     $     68,034     $    719,381
Expenses:
  Risk Charges and Administrative Expenses (Note 4)           (523,170)        (62,231)         (17,364)        (107,884)
                                                          ------------    ------------     ------------     ------------
   Net Investment Income                                     3,561,650         190,866           50,670          611,497
                                                          ------------    ------------     ------------     ------------
Net Realized Gains (Losses)                                (11,505,408)             --           34,556          (42,526)
Net Unrealized Gains (Losses)                                  139,624              --           14,171       (1,256,898)
                                                          ------------    ------------     ------------     ------------
  Net Realized and Unrealized Gains (Losses)               (11,365,784)             --           48,727       (1,299,424)
                                                          ------------    ------------     ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 (7,804,134)        190,866           99,397         (687,927)
                                                          ------------    ------------     ------------     ------------
Transfers of Net Premiums                                           --              --               --               --
Transfers Due to Deaths                                       (221,796)         58,784               --         (115,911)
Transfers Due to Other Termination                          (1,395,797)       (326,759)         (63,530)        (153,291)
Transfers Due to Policy Loans                                 (207,489)         79,706          (22,600)        (183,504)
Transfers of Cost of Insurance                                (162,662)        (20,889)          (6,841)         (32,932)
Transfers of Loan Processing Charges                          (143,337)        (25,505)          (2,787)         (28,117)
Transfers Among Investment Divisions                                --       1,071,823          812,235          155,380
                                                          ------------    ------------     ------------     ------------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (2,131,081)        837,160          716,477         (358,375)
                                                          ------------    ------------     ------------     ------------
Total Increase (Decrease) in Net Assets                     (9,935,215)      1,028,026          815,874       (1,046,302)
Net Assets - Beginning of Year                              59,152,414       4,843,664        1,106,942       11,573,914
                                                          ------------    ------------     ------------     ------------
Net Assets - End of Year                                  $ 49,217,199    $  5,871,690     $  1,922,816     $ 10,527,612
                                                          ============    ============     ============     ============

                                                                               ASSET            HIGH
                                                             GROWTH           MANAGER          INCOME           OVERSEAS
                                                            DIVISION         DIVISION         DIVISION          DIVISION
                                                          ------------     ------------     ------------      ------------
Investment Income:
  Dividends (Note 2)                                      $  2,049,128     $    181,729     $    169,621      $    643,830
Expenses:
  Risk Charges and Administrative Expenses (Note 4)           (252,251)         (26,341)         (14,524)          (42,575)
                                                          ------------     ------------     ------------      ------------
   Net Investment Income                                     1,796,877          155,388          155,097           601,255
                                                          ------------     ------------     ------------      ------------
Net Realized Gains (Losses)                                 (7,897,653)        (477,207)        (856,717)       (2,265,861)
Net Unrealized Gains (Losses)                                  126,120          167,105          494,273           594,853
                                                          ------------     ------------     ------------      ------------
  Net Realized and Unrealized Gains (Losses)                (7,771,533)        (310,102)        (362,444)       (1,671,008)
                                                          ------------     ------------     ------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 (5,974,656)        (154,714)        (207,347)       (1,069,753)
                                                          ------------     ------------     ------------      ------------
Transfers of Net Premiums                                           --               --               --                --
Transfers Due to Deaths                                       (153,724)         (10,945)              --                --
Transfers Due to Other Termination                            (534,454)        (162,191)        (122,717)          (32,855)
Transfers Due to Policy Loans                                   (1,415)        (116,968)           9,071            28,221
Transfers of Cost of Insurance                                 (72,164)         (10,502)          (5,254)          (14,080)
Transfers of Loan Processing Charges                           (61,012)         (13,270)          (3,553)           (9,093)
Transfers Among Investment Divisions                          (772,936)        (470,989)          71,369          (866,882)
                                                          ------------     ------------     ------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (1,595,705)        (784,865)         (51,084)         (894,689)
                                                          ------------     ------------     ------------      ------------
Total Increase (Decrease) in Net Assets                     (7,570,361)        (939,579)        (258,431)       (1,964,442)
Net Assets - Beginning of Year                              31,279,324        3,390,724        1,452,932         5,504,914
                                                          ------------     ------------     ------------      ------------
Net Assets - End of Year                                  $ 23,708,963     $  2,451,145     $  1,194,501      $  3,540,472
                                                          ============     ============     ============      ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                      INVESTMENT
                                                                                    MONEY                GRADE
                                                                                   MARKET                BOND
                                                               TOTAL              DIVISION             DIVISION
                                                           ------------         ------------         ------------
Investment Income:
  Dividends (Note 2)                                       $  6,726,592         $    346,544         $     56,474
Expenses:
  Risk Charges and Administrative Expenses (Note 4)            (654,809)             (56,303)              (7,073)
                                                           ------------         ------------         ------------
   Net Investment Income                                      6,071,783              290,241               49,401
                                                           ------------         ------------         ------------
Net Realized Gains (Losses)                                     902,408                   --              (22,845)
Net Unrealized Gains (Losses)                               (12,706,553)                  --               41,251
                                                           ------------         ------------         ------------
  Net Realized and Unrealized Gains (Losses)                (11,804,145)                  --               18,406
                                                           ------------         ------------         ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (5,732,362)             290,241               67,807
                                                           ------------         ------------         ------------
Transfers of Net Premiums                                            --                   --                   --
Transfers Due to Deaths                                        (490,351)             (97,971)             (46,315)
Transfers Due to Other Terminations                          (2,444,649)            (662,771)            (147,523)
Transfers Due to Policy Loans                                  (808,300)              13,297               (3,258)
Transfers of Cost of Insurance                                 (159,994)             (16,829)              (2,643)
Transfers of Loan Processing Charges                           (130,938)             (19,120)              (1,375)
Transfers Among Investment Divisions                                 --              490,811              420,268
                                                           ------------         ------------         ------------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      (4,034,232)            (292,583)             219,154
                                                           ------------         ------------         ------------
Total Increase (Decrease) in Net Assets                      (9,766,594)              (2,342)             286,961
Net Assets - Beginning of Year                               68,919,008            4,846,006              819,981
                                                           ------------         ------------         ------------
Net Assets - End of Year                                   $ 59,152,414         $  4,843,664         $  1,106,942
                                                           ============         ============         ============




                                                                    EQUITY-                                    ASSET
                                                                    INCOME               GROWTH               MANAGER
                                                                    DIVISION            DIVISION             DIVISION
                                                                 ------------         ------------         ------------
Investment Income:
  Dividends (Note 2)                                             $    966,522         $  4,052,347         $    380,953
  Expenses:
  Risk Charges and Administrative Expenses (Note 4)                  (107,190)            (360,877)             (33,078)
                                                                 ------------         ------------         ------------
  Net Investment Income                                               859,332            3,691,470              347,875
                                                                 ------------         ------------         ------------
Net Realized Gains (Losses)                                          (657,888)           2,329,254             (145,781)
Net Unrealized Gains (Losses)                                         425,142          (10,582,633)            (364,268)
                                                                 ------------         ------------         ------------
  Net Realized and Unrealized Gains (Losses)                         (232,746)          (8,253,379)            (510,049)
                                                                 ------------         ------------         ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                           626,586           (4,561,909)            (162,174)
                                                                 ------------         ------------         ------------
Transfers of Net Premiums                                                  --                   --                   --
Transfers Due to Deaths                                              (189,202)             (82,973)                  --
Transfers Due to Other Terminations                                  (252,941)            (621,246)             (90,583)
Transfers Due to Policy Loans                                        (129,965)            (596,826)             (11,752)
Transfers of Cost of Insurance                                        (25,828)             (77,343)             (11,582)
Transfers of Loan Processing Charges                                  (16,927)             (64,781)             (12,720)
Transfers Among Investment Divisions                               (1,355,861)             511,192             (173,203)
                                                                 ------------         ------------         ------------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                            (1,970,724)            (931,977)            (299,840)
                                                                 ------------         ------------         ------------
Total Increase (Decrease) in Net Assets                            (1,344,138)          (5,493,886)            (462,014)
Net Assets - Beginning of Year                                     12,918,052           36,773,210            3,852,738
                                                                 ------------         ------------         ------------
Net Assets - End of Year                                         $ 11,573,914         $ 31,279,324         $  3,390,724
                                                                 ============         ============         ============

                                                                             HIGH
                                                                            INCOME             OVERSEAS
                                                                           DIVISION            DIVISION
                                                                        ------------         ------------
Investment Income:
  Dividends (Note 2)                                                    $    151,652         $    772,100
  Expenses:
  Risk Charges and Administrative Expenses (Note 4)                          (19,214)             (71,074)
                                                                        ------------         ------------
   Net Investment Income                                                     132,438              701,026
                                                                        ------------         ------------
Net Realized Gains (Losses)                                                 (110,260)            (490,072)
Net Unrealized Gains (Losses)                                               (505,454)          (1,720,591)
                                                                        ------------         ------------
  Net Realized and Unrealized Gains (Losses)                                (615,714)          (2,210,663)
                                                                        ------------         ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                                 (483,276)          (1,509,637)
                                                                        ------------         ------------
Transfers of Net Premiums                                                         --                   --
Transfers Due to Deaths                                                      (22,661)             (51,229)
Transfers Due to Other Terminations                                          (88,604)            (580,981)
Transfers Due to Policy Loans                                                (59,379)             (20,417)
Transfers of Cost of Insurance                                                (5,763)             (20,006)
Transfers of Loan Processing Charges                                          (3,940)             (12,075)
Transfers Among Investment Divisions                                        (223,369)             330,162
                                                                        ------------         ------------
Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                                     (403,716)            (354,546)
                                                                        ------------         ------------
Total Increase (Decrease) in Net Assets                                     (886,992)          (1,864,183)
Net Assets - Beginning of Year                                             2,339,924            7,369,097
                                                                        ------------         ------------
Net Assets - End of Year                                                $  1,452,932         $  5,504,914
                                                                        ============         ============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                     INVESTMENT
                                                                        MONEY           GRADE         EQUITY-
                                                                        MARKET          BOND          INCOME          GROWTH
                                                         TOTAL         DIVISION       DIVISION       DIVISION        DIVISION
                                                         -----         --------       --------       --------        --------
Investment Income:
 Dividends (Note 2)                                  $  4,911,401    $   327,352    $    56,557    $    752,320    $  2,954,424
Expenses:
 Risk Charges and Administrative Expenses (Note 4)       (632,190)       (64,790)       (10,155)       (149,577)       (283,506)
                                                     ------------    -----------    -----------    ------------    ------------
   Net Investment Income                                4,279,211        262,562         46,402         602,743       2,670,918
                                                     ------------    -----------    -----------    ------------    ------------
Net Realized Gains (Losses)                             5,960,836             --        (59,915)        787,162       4,205,537
Net Unrealized Gains (Losses)                           2,533,790             --        (12,508)       (611,892)      2,286,176
                                                     ------------    -----------    -----------    ------------    ------------
 Net Realized and Unrealized Gains (Losses)             8,494,626             --        (72,423)        175,270       6,491,713
                                                     ------------    -----------    -----------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                             12,773,837        262,562        (26,021)        778,013       9,162,631
                                                     ------------    -----------    -----------    ------------    ------------
Transfers of Net Premiums                                  11,800             --             --           2,720           7,720
Transfers Due to Deaths                                   (66,910)            --             --              --              --
Transfers Due to Other Terminations                    (3,828,844)      (729,645)       (29,463)       (535,108)     (1,307,279)
Transfers Due to Policy Loans                             (14,569)      (146,531)        (5,481)         98,201         118,103
Transfers of Cost of Insurance                           (171,950)       (20,423)        (3,468)        (41,630)        (68,600)
Transfers of Loan Processing Charges                     (122,522)       (17,524)          (580)        (18,241)        (60,134)
Transfers Among Investment Divisions                           --        425,547       (260,930)     (3,256,552)      3,164,426
                                                     ------------    -----------    -----------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 (4,192,995)      (488,576)      (299,922)     (3,750,610)      1,854,236
                                                     ------------    -----------    -----------    ------------    ------------

Total Increase (Decrease) in Net Assets                 8,580,842       (226,014)      (325,943)     (2,972,597)     11,016,867
Net Assets- Beginning of Year                          60,338,166      5,072,020      1,145,924      15,890,649      25,756,343
                                                     ------------    -----------    -----------    ------------    ------------
Net Assets - End of Year                             $ 68,919,008    $ 4,846,006    $   819,981    $ 12,918,052    $ 36,773,210
                                                     ============    ===========    ===========    ============    ============


                                                         ASSET          HIGH
                                                        MANAGER        INCOME        OVERSEAS
                                                       DIVISION       DIVISION       DIVISION
                                                       --------       --------       --------
Investment Income:
 Dividends (Note 2)                                  $   354,432    $   267,430    $   198,886
Expenses:
 Risk Charges and Administrative Expenses (Note 4)       (46,015)       (26,626)       (51,521)
                                                     -----------    -----------    -----------
Net Investment Income                                    308,417        240,804        147,365
                                                     -----------    -----------    -----------
Net Realized Gains (Losses)                              161,435       (133,149)       999,766
Net Unrealized Gains (Losses)                            (53,221)        86,293        838,942
                                                     -----------    -----------    -----------
Net Realized and Unrealized Gains (Losses)               108,214        (46,856)     1,838,708
                                                     -----------    -----------    -----------
 Net Increase (Decrease) in Net Assets
 Resulting from Operations                               416,631        193,948      1,986,073
                                                     -----------    -----------    -----------
Transfers of Net Premiums                                     --             --          1,360
Transfers Due to Deaths                                  (14,211)       (52,699)            --
Transfers Due to Other Terminations                     (854,930)       (94,909)      (277,510)
Transfers Due to Policy Loans                            (40,906)           990        (38,945)
Transfers of Cost of Insurance                           (15,716)        (7,852)       (14,261)
Transfers of Loan Processing Charges                     (10,889)        (3,265)       (11,889)
Transfers Among Investment Divisions                    (358,532)      (445,937)       731,978
                                                     -----------    -----------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (1,295,184)      (603,672)       390,733
                                                     -----------    -----------    -----------

Total Increase (Decrease) in Net Assets                 (878,553)      (409,724)     2,376,806
Net Assets- Beginning of Year                          4,731,291      2,749,648      4,992,291
                                                     -----------    -----------    -----------
Net Assets - End of Year                             $ 3,852,738    $ 2,339,924    $ 7,369,097
                                                     ===========    ===========    ===========


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS


NOTE 1-ORGANIZATION

Variable Account C of Monarch Life Insurance Company (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account, a unit investment trust registered under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seven investment divisions. Five investment divisions of the Account are invested solely in the shares of the five corresponding portfolios of the Variable Insurance Products Fund, and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund II (the Funds), both are no-load, diversified, open-end, series management investment companies registered under the 1940 Act. The Funds' investment advisor is Fidelity Management & Research Company. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account cannot be charged with liabilities arising out of any other business of Monarch Life.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85 % of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

       INVESTMENTS: The investments in shares of the Funds are stated at market value which is the net asset value per share of the respective portfolios of the Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of shares redeemed is determined on the first-in, first-out method. Dividends and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

       FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends and capital gains distributions) attributable to the Account is not taxed.

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS



NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2001, are shown below:

                                          PURCHASES       SALES
                                          ---------       -----
       Money Market Portfolio            $32,943,568   $32,463,363
       Investment Grade Bond Portfolio     2,581,340     1,834,050
       Equity-Income Portfolio             7,000,514     6,517,840
       Growth Portfolio                   20,341,324    20,085,697
       Asset Manager Portfolio             4,849,503     5,252,620
       High Income Portfolio               2,864,608     2,757,762
       Overseas Portfolio                 12,991,214    13,284,653
                                         -----------   -----------
       Totals                            $83,572,071   $82,195,985
                                         ===========   ===========




NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks, minimum death benefit guarantee risks and annual administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks. The charge is equal to a rate of 1 % (on an annual basis) of the policyholders' investment base.

During each of the first ten policy years, Monarch Life deducts a charge for the first year administrative expenses and state premium taxes. It is deducted each quarter and is equal to 0.0815% of the policyholder's investment base as of the previous quarter. This charge is designed to be approximately .35% annually of the policyholder's investment base. These charges are included in transfers of cost of insurance in the Statement of Operations and Changes in Net Assets.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2001, are shown below:

                                                                     NET INCREASE
                                          ISSUED        REDEEMED      (DECREASE)
                                          ------        --------      ----------
       Money Market Division             1,953,189     (1,937,721)      15,468
       Investment Grade Bond Division      116,530        (85,242)      31,288
       Equity-Income Division              161,894       (165,147)      (3,253)
       Growth Division                     375,728       (406,816)     (31,088)
       Asset Manager Division              183,225       (202,493)     (19,268)
       High Income Division                128,576       (132,169)      (3,593)
       Overseas Division                   548,670       (584,857)     (36,187)

VARIABLE ACCOUNT C
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS


NOTE 6-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2001, consists of the following:

                                            AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                                   ----------------------------------             -------------------------------
                                                                                   EXPENSES AS
                                               SEPARATE   POLICYOWNER             % OF AVERAGE
                                                ACCOUNT   INVESTMENT               INVESTMENT            TOTAL
                                    UNITS        INDEX       BASE                     BASE               RETURN
                                    -----        -----       ----                     ----              ------
Money Market Division              300,112     $   19.89  $ 5,968,375                 1.00%               3.16%
Investment Grade Bond Division      83,355         22.83    1,903,046                 1.00%               7.38%
Equity-Income Division             234,850         44.89   10,542,575                 1.00%              (5.90%)
Growth Division                    422,945         56.11   23,731,522                 1.00%             (18.47%)
Asset Manager Division              84,480         28.78    2,431,452                 1.00%              (5.05%)
High Income Division                59,424         20.15    1,197,258                 1.00%             (12.61%)
Overseas Division                  169,477         20.89    3,540,456                 1.00%             (21.95%)

The investment income ratio (dividends less capital gains distributions divided by average net assets) is not presented because as described in Note 2, capital gains distributions are included in dividend income.

NOTE 7-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 8-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.



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59601 2/02